AMOUNTS DUE TO RELATED PARTIES	6 Months Ended
Jun. 30, 2025
Amounts Due To Related Parties
AMOUNTS DUE TO RELATED PARTIES

NOTE－9 AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Due to related parties
Ms Liao*	5,278	5,007
Mr. Ng**	1,006	942

	6,284	5,949

The entities are related parties of the Company as follows:

The amounts are unsecured, interest-free and repayable on demand and the amounts were related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) to Ms. Liao and Mr. Ng on December 30, 2022 by SKK Works Pte Ltd.

*	Ms. Liao is our Executive Director, our Human Resources and Administrative Director and the controlling shareholder of our Company, and the amount was related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) on December 30, 2022 by SKK Works Pte Ltd.

**	Mr. Ng is our Executive Director, our Chief Operating Officer and a shareholder of our Company, and the amount was related to the approved the total amount of the distribution of interim dividend of approximately $4.9 million (S$6.8 million) on December 30, 2022 by SKK Works Pte Ltd.